GREENBERG TRAURIG, LLP
                            2700 Two Commerce Square
                               2001 Market Street
                             Philadelphia, PA 19103



                                      April 5, 2001



VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549

      Re:  The World Funds, Inc.
           SEC File Nos. 333-29289/811-8255

Ladies and Gentlemen:

      On behalf of The World Funds, Inc. (the "Company"), attached herewith for filing pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act"), please find Post-Effective Amendment No. 22 to the Company's Registration Statement on Form N-1A ("PEA No. 22"). PEA No. 22 applies only to the Newby Fund series of the Company (the "Fund").

      PEA No. 22 is being filed solely to designate a new effective date for a previously filed post-effective amendment, Post-Effective Amendment No. 21 to the Company's Registration Statement on Form N-1A ("PEA No. 21"). PEA No. 21 was filed with the Commission on February 7, 2002 pursuant to paragraph
(a) of Rule 485 under the 1933 Act and was scheduled to become effective on Monday, April 8, 2002. PEA No. 21 also applied only to the Fund.

      Questions concerning PEA No. 22 may be directed to Terrance James Reilly at (215) 988-7815, or in his absence, Steven M. Felsenstein at (215) 988-7837.

                                Very truly yours,


                               /s/ Terrance James Reilly
                               Terrance James Reilly

cc:   Shaswat K. Das
      Steven M. Felsenstein

As filed with the Securities and Exchange Commission on April 5, 2002

                           Registration No. 333-29289

                                File No.     811-8255

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

                                                                 --
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         |__|
                                                                 --
      Pre-Effective Amendment No. ______                        |__|
                                                                 --
      Post-Effective Amendment No.    22                        | X|
                                                                 --
                                     and/or

                                                                 --
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |__|
                                                                 --
      Amendment No.    23                                       | X|
                                                                 --
                        (Check appropriate box or boxes)


                              THE WORLD FUNDS, INC.
           ----------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

             1500 Forest Avenue, Suite 223, Richmond, Virginia 23229
           ----------------------------------------------------------
               (Address of Principal Executive Offices)(Zip Code)

                                 (800)-527-9525
               --------------------------------------------------
               Registrant's Telephone Number, Including Area Code

                           Steven M. Felsenstein, Esq.
                             Greenberg Traurig, LLP
                               2001 Market Street
                            2700 Two Commerce Square
                             Philadelphia, PA 19103
                   -------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Upon effectiveness of this Post-Effective Amendment. It is proposed that this filing will become effective (check appropriate box)
       --
      |   | immediately upon filing pursuant to paragraph (b)
       --
      |   | on _______________ pursuant to paragraph (b)(1)(iii)
       --
      | X | 60 days after filing pursuant to paragraph (a)(I)
       --
      |  |  on _______________ pursuant to paragraph (a)(I)
       --
      |   | 75 days after filing pursuant to paragraph (a)(2)
       --
      |  |  on (date) pursuant to paragraph (a)(2) of Rule 485.
       --

If appropriate, check the following box:

       --
      |__| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities  Being  Registered:  shares of  Common Stock

      This Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A ("PEA No. 22") for The World Funds, Inc. (the "Company") applies only to the Newby Fund series of shares offered by the Company. PEA No. 22 is being filed solely to designate a new effective date for a previously filed post-effective amendment, Post-Effective Amendment No. 21 to the Company's Registration Statement on Form N-1A ("PEA No. 21"). PEA No. 21 was filed with the Commission on February 7, 2002 pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933 and was scheduled to become effective on Monday, April 8, 2002. PEA No. 21 also applied only to the Newby Fund. Accordingly, the Part A (Prospectus), Part B (Statement of Additional Information) and Part C (Other Information) for the Newby Fund are incorporated herein by reference to such documents as contained in PEA No. 21.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 22 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Richmond, and the Commonwealth of Virginia on the 5th day of April, 2002.

                               THE WORLD FUNDS, INC.

                               By:  /s/ John Pasco, III
                                  ---------------------
                                    John Pasco, III,
                                    Chairman and Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 22 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated below.

Signature                      Title                     Date


/s/ John Pasco, III
--------------------
John Pasco, III                Director, Chairman        April 5, 2002
                               Chief Executive
                               Officer and Chief
                               Financial Officer

*/s/ Samuel Boyd, Jr.
---------------------
Samuel Boyd, Jr.               Director                  April 5 , 2002


*/s/ Paul M. Dickinson
-----------------------
Paul M. Dickinson              Director                  April 5, 2002


*/s/ William E. Poist
---------------------
William E. Poist               Director                  April 5, 2002


*By:/s/ John Pasco, III
    ---------------------
    John Pasco, III
    Attorney-in-fact
    pursuant to Powers-of-Attorney